Employee Benefit Plans (Asset Allocation) (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Asset Category
Target allocation, near-term benefit payments	32.00%
Target allocation, long-term growth	68.00%
Target allocation, equity securities	40.00%
Target allocation, fixed income securities	30.00%
Target allocation, alternative investments	30.00%
U.S. Based Pension Benefit Plans [Member]
Asset Category
Domestic fixed income securities	21.00%	22.00%
Other investments	29.00%	36.00%
Total	100.00%	100.00%
Target allocation, near-term benefit payments	20.00%
Target allocation, long-term growth	80.00%
Target allocation, fixed income securities	20.00%
Target allocation, alternative investments	25.00%
Average return on asset mix	7.85%
Defined Benefit Plan, Assumptions Used in Investment Strategy, Expected Return	7.75%
Weighted average expected long-term rate of return on plan assets	8.00%	8.00%	8.00%
Non-U.S. Pension Benefit Plans [Member]
Asset Category
Equity Securities	40.00%	41.00%
Domestic fixed income securities	36.00%	34.00%
Other investments	24.00%	25.00%
Total	100.00%	100.00%
Average return on asset mix	7.50%
U.K. Pension Plans, Defined Benefit [Member]
Asset Category
Weighted average expected long-term rate of return on plan assets	7.00%
Large and Small Cap Domestic [Member] | U.S. Based Pension Benefit Plans [Member]
Asset Category
Equity Securities	37.00%	28.00%
Target allocation, equity securities	40.00%
International Securities [Member] | U.S. Based Pension Benefit Plans [Member]
Asset Category
Equity Securities	13.00%	14.00%
Target allocation, equity securities	15.00%